Vessels (Details) $ in Thousands	9 Months Ended
	Sep. 30, 2022 USD ($)
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	$ 1,467,846
Balance, end of period	1,287,343
Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	2,156,855
Additions	92
Transferred from vessels upgrades	6,829
Retirement	(166,839)	[1]
Balance, end of period	1,996,937
Depreciation, Impairment and Amortization [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	(689,009)
Depreciation and amortization	(94,538)
Retirement	73,953	[1]
Balance, end of period	(709,594)
Advances of Vessels and Vessel Upgrades [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	372
Balance, end of period	2,101
Advances of Vessels and Vessel Upgrades [Member] | Cost [Member]
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of period	372
Additions	8,558
Transferred to vessels	(6,829)
Balance, end of period	$ 2,101

[1]	Relates to sale of DHT Falcon, DHT Hawk and DHT Edelweiss and completed depreciation of drydocking for DHT Hawk and DHT Sundarbans.